Taxes	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
TAXES

NOTE 16 – TAXES

Corporation income taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Li Bang International Corporation Inc. is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gains under the laws of the Cayman Islands.

Li Bang International Hong Kong Holdings Limited is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

The Company’s subsidiaries incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”). Each subsidiary in the PRC must file their own tax returns as consolidated returns are not permitted in the PRC.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and tax exemptions may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

Wuxi Li Bang was approved as an HNTE in November 2016, and re-applied and was approved in December 2019. Wuxi Li Bang is entitled to a reduced income tax rate of 15% and is able to benefit from the reduced income tax rate until December 2022. Li Bang Kitchen Appliance obtained the recognition of HNTE instead of Wuxi Li Bang on October 12,2022. And the preferential rate of 15% was extended to October 2025.

(Loss) income before provision for income taxes consisted of:

	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Outside China	$(120,000)	$(216,100)	$(56,250)
China	(1,441,607)	1,082,831	1,494,471
(Loss) income before provision for income taxes	$(1,561,607)	$866,731	$1,438,221

Income tax (benefit) expense consisted of the following:

	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Current
China	$1,834	$475,841	$807,648
Deferred
China	(189,554)	(223,230)	(214,530)
Income tax (benefit) expense	$(187,720)	$252,611	$593,118

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Years Ended June 30,
	2024	2023	2022
Income tax at expected tax rates	25.0%	25.0%	25.0%
Non-deductible expenses	(6.9)%	18.2%	9.4%
Effect of PRC preferential tax rate (1)	(1.0)	(31.3)%	4.6%
Non-PRC entities not subject to PRC tax	(1.9)%	6.2%	1.0%
Allowance for DTA (2)	-	10.7%	-
Net loss carryforward	(1.8)%	-	-
Other	(1.3)%	0.3%	1.2%
Effective tax rate	12.1%	29.1%	41.2%

(1)	Li Bang Kitchen Appliance obtained the recognition of HNTE on October 12,2022; and the preferential rate of 15% was extended to October 2025. Effective tax rate decreased by 1.0% and 31.3% for the years ended June 30, 2024 and 2023, respectively.

In fiscal 2023, the losses of other subsidiaries of the Company were offset by the net income generated by Li Bang Kitchen Appliance, therefore the preferential tax rate of Li Bang Kitchen Appliance reduced the overall effective tax rate of the Company. In fiscal 2024, both Li Bang Kitchen Appliance and other subsidiaries incurred losses, and the preferential tax rate did not have a significant impact on the overall effective tax rate.

Wuxi Li Bang was entitled to a reduced income tax rate of 15% as an HNTE and it was able to enjoy the reduced income tax rate until December 2022. Effective tax rate increased by 4.6% due to loss for the year ended June 30, 2022. Since January 1, 2023, Wuxi Li bang was no longer an HNTE.

(2)	Suzhou Deji is not expected to generate sufficient future taxable income to utilize its net operating loss carryforwards. Accordingly, management of the Company recognized allowance of deferred income tax assets (DIA) that was provisioned in previous years, resulting in a 10.7% increase in effective tax rate in fiscal year 2023.

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	As of June 30,
	2024	2023
	US$	US$
Allowance for expected credit losses	$533,345	$338,928
Net operating loss (NOL) *	-	94,662
Deferred tax assets	$533,345	$433,591

*	The profits generated by Wuxi Li Bang during the year ended June 30, 2023, after tax adjustments were RMB 508,000 ($73,000), which offset the losses generated during the year ended June 30, 2022. The losses can be used to offset future taxable profits for next four years. The corresponding amount of deferred income tax assets was RMB 684,000 ($95,000).

*	For the year ended June 30, 2024, Li Bang International and its subsidiaries incurred net loss of $1.46 million. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance of its deferred income tax assets (DTA) that was associated with the Company’s NOL.

Taxes Payable

Taxes payable consisted of the following:

	As of June 30,
	2024	2023
	US$	US$
VAT payable	$1,014,959	$1,055,946
Income taxes payable	2,168,507	2,185,651
Dividend withholding tax payable	88,521	87,308
Other taxes payable	1,240	589
Total	$3,273,227	$3,329,494

Other taxes payable consists mainly of tax obligations related to city construction taxes, education funds and withholding taxes related to dividends distributed to the Company’s shareholders.